Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital Reserves from Options Granted	Capital Reserves from Transactions with Controlling Shareholders	Currency translation differences	Warrants	Accumulated deficit	Total
Beginning balance at Dec. 31, 2017	$ 5,292	$ 55,040	$ 909	$ 538	$ (1,117)	$ 730	$ (55,881)	$ 5,511
Total comprehensive loss for the period							(2,229)	(2,229)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers			77					77
Expiration of options granted previously to employees and service providers		105	(105)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		105	(28)					77
Ending balance at Jun. 30, 2018	5,292	55,145	881	538	(1,117)	730	(58,110)	3,359
Beginning balance at Dec. 31, 2017	5,292	55,040	909	538	(1,117)	730	(55,881)	5,511
Total comprehensive loss for the period							(6,598)	(6,598)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers			157					157
Expiration of options granted previously to employees and service providers		1,155	(425)			(730)
Issuance of shares and warrants	3,179	(1,823)	630					1,986
Exercise of warrant, net	12,453	(5,430)						7,023
TOTAL TRANSACTIONS WITH SHAREHOLDERS	15,632	(6,098)	362			(730)		9,166
Ending balance at Dec. 31, 2018	20,924	48,942	1,271	538	(1,117)		(62,479)	8,079
Total comprehensive loss for the period							(1,804)	(1,804)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers			166					166
Expiration of options granted previously to employees and service providers		179	(179)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		179	(13)					166
Ending balance at Jun. 30, 2019	$ 20,924	$ 49,121	$ 1,258	$ 538	$ (1,117)		$ (64,283)	$ 6,441